FAIR VALUE MEASUREMENTS, Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Aircraft impairment	$ 96,122	$ 66,093	$ 1,200
Financial Instruments [Abstract]
Derivative asset	1,905	241
Derivative liabilities	13,281	19,327
Carrying Amount [Member]
Financial Instruments [Abstract]
Derivative asset	1,905	241
Derivative liabilities	13,281	19,327
Carrying Amount [Member] | Securitization Notes [Member]
Financial Instruments [Abstract]
Debt	139,741	295,786
Carrying Amount [Member] | Nord LB Facility [Member]
Financial Instruments [Abstract]
Debt	171,509	255,278
Carrying Amount [Member] | CBA Facility [Member]
Financial Instruments [Abstract]
Debt	56,146	88,190
Carrying Amount [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	404,016	427,781
Carrying Amount [Member] | Fly Acquisition III Facility [Member]
Financial Instruments [Abstract]
Debt	113,045	0
Carrying Amount [Member] | Other Aircraft Secured Borrowings [Member]
Financial Instruments [Abstract]
Debt	980,967	663,069
Carrying Amount [Member] | 2020 Notes [Member]
Financial Instruments [Abstract]
Debt	375,000	375,000
Carrying Amount [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	325,000	325,000
Fair Value [Member]
Financial Instruments [Abstract]
Derivative asset	1,905	241
Derivative liabilities	13,281	19,327
Fair Value [Member] | Securitization Notes [Member]
Financial Instruments [Abstract]
Debt	134,850	252,897
Fair Value [Member] | Nord LB Facility [Member]
Financial Instruments [Abstract]
Debt	171,509	251,849
Fair Value [Member] | CBA Facility [Member]
Financial Instruments [Abstract]
Debt	56,146	87,070
Fair Value [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	406,804	421,921
Fair Value [Member] | Fly Acquisition III Facility [Member]
Financial Instruments [Abstract]
Debt	113,045	0
Fair Value [Member] | Other Aircraft Secured Borrowings [Member]
Financial Instruments [Abstract]
Debt	980,967	653,992
Fair Value [Member] | 2020 Notes [Member]
Financial Instruments [Abstract]
Debt	394,219	375,000
Fair Value [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	$ 340,438	$ 333,125